Schedule of Equipment By Location (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Total equipment	$ 38,052	$ 25,803
CANADA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total equipment	25,167	17,213
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Total equipment	8,371	5,707
UNITED KINGDOM
Revenues from External Customers and Long-Lived Assets [Line Items]
Total equipment	$ 4,514	$ 2,883